SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Equity Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Subsidiary preferred equity units	$ 1,625	$ 1,605
Limited-life funds and redeemable fund units	263	1,114
Total	4,145	4,188
Real Estate
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	189	577
Subsidiary preferred shares and capital	2,257	1,469
Infrastructure
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	70	96
Corporate Activities
Disclosure of financial liabilities [line items]
Limited-life funds and redeemable fund units	$ 4	$ 441